Management compensation and share based payments (Tables)	12 Months Ended
Jun. 30, 2020
Management Compensation and Share Based Payments [Abstract]
Schedule of expenses with management compensation

	2020	2019	2018
Board of directors and executive board compensation	3,789	2,869	2,491
Bonuses	7,093	8,315	6,856
Overall compensation	10,882	11,184	9,347
Share	1,117	741	646
Total compensation	11,999	11,925	9,993